Stockholders' Deficit - Schedule of Options Outstanding (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Equity [Abstract]
Exercise Price | $ / shares	$ 0.115
Options Outstanding
Options Exercisable	22,267,800
Weighted Average Remaining Contractual Life	22 years 7 months 6 days